Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 821,662	$ 528,933
Restricted cash	1,892	2,564
Trade accounts receivable, net of allowance for doubtful receivables of $2,825 and $43,953 at December 31, 2014 and June 30, 2015, respectively	393,135	345,187
Due from related parties, current (Note 3)	78,307	0
Other current assets (Note 4)	104,667	101,508
Total current assets	1,399,663	978,192
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	363,506	622,507
Drilling rigs, drillships, machinery and equipment, net (Note 6)	6,853,508	6,207,633
Total fixed assets, net	7,217,014	6,830,140
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 8)	10,000	0
Financial instruments (Note 9)	4,660	10,101
Due from a related party, non-current (Note 3)	0	117,219
Other non-current assets (Note 7)	58,177	105,969
Total non-current assets, net	72,837	233,289
Total assets	8,689,514	8,041,621
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 8)	56,982	19,858
Due to related parties (Note 3)	0	11,287
Accounts payable and other current liabilities	78,074	72,030
Accrued liabilities	149,910	175,058
Deferred revenue	147,892	121,579
Financial instruments (Note 9)	15,284	17,881
Total current liabilities	448,142	417,693
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	4,754,669	4,352,592
Financial instruments (Note 9)	5,284	8,617
Deferred revenue	79,768	81,359
Other non-current liabilities	12,727	15,084
Total non-current liabilities	$ 4,852,448	$ 4,457,652
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and June 30, 2015, nil issued and outstanding at December 31, 2014 and June 30, 2015, respectively	$ 0	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2014 and June 30, 2015 132,017,178 and 160,888,606 issued and outstanding at December 31, 2014 and June 30, 2015, respectively (Note 10)	1,609	1,320
Treasury stock (Note 3)	(44)	0
Additional paid-in capital	3,651,069	3,494,957
Accumulated other comprehensive loss	(23,380)	(23,938)
Accumulated deficit	(240,330)	(306,063)
Total stockholders' equity	3,388,924	3,166,276
Total liabilities and stockholders' equity	$ 8,689,514	$ 8,041,621